INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 11,778,000
Impairment loss recognised in profit or loss (note 4.6)	720,000	$ 306,000	$ 4,708,000
Values at end of year	27,110,000	11,778,000
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	48,439,000	38,120,000
Additions related to business combinations (note 25.12)	14,389,000	173,000
Additions from separate acquisitions	4,188,000	3,480,000
Additions from internal development	7,212,000	6,104,000
Disposals	(26,000)
Translation	(13,000)	562,000
Values at end of year	74,189,000	48,439,000	38,120,000
Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	36,661,000	26,755,000
Additions related to business combinations (note 25.12)	9,713,000
Impairment loss recognised in profit or loss (note 4.6)	720,000	306,000
Additions from separate acquisitions		9,313,000
Disposals	(2,000)
Translation	(13,000)	287,000
Values at end of year	$ 47,079,000	$ 36,661,000	26,755,000
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 10,778,000
Values at end of year	12,845,000	$ 10,778,000
Licenses and internal developments | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	36,957,000	27,381,000
Additions related to business combinations (note 25.12)	0	0
Additions from separate acquisitions	4,188,000	3,480,000
Additions from internal development	7,212,000	6,104,000
Disposals	(26,000)
Translation	(13,000)	(8,000)
Values at end of year	48,318,000	36,957,000	27,381,000
Licenses and internal developments | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	26,179,000	17,325,000
Additions related to business combinations (note 25.12)	8,589,000
Impairment loss recognised in profit or loss (note 4.6)	720,000	306,000
Additions from separate acquisitions		8,556,000
Disposals	(2,000)
Translation	(13,000)	(8,000)
Values at end of year	35,473,000	26,179,000	17,325,000
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,000,000
Impairment loss recognised in profit or loss (note 4.6)			0
Values at end of year	$ 14,265,000	$ 1,000,000
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years	4 years
Customer relationships and contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 10,896,000	$ 10,153,000
Additions related to business combinations (note 25.12)	14,389,000	173,000
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0
Translation	0	570,000
Values at end of year	25,285,000	10,896,000	10,153,000
Customer relationships and contracts | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	9,896,000	8,844,000
Additions related to business combinations (note 25.12)	1,124,000
Impairment loss recognised in profit or loss (note 4.6)	0	0
Additions from separate acquisitions		757,000
Disposals	0
Translation	0	295,000
Values at end of year	$ 11,020,000	$ 9,896,000	8,844,000
Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 0
Values at end of year	0	$ 0
Non-compete agreement | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	586,000	586,000
Additions related to business combinations (note 25.12)	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0
Translation	0	0
Values at end of year	586,000	586,000	586,000
Non-compete agreement | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	586,000	586,000
Additions related to business combinations (note 25.12)	0
Impairment loss recognised in profit or loss (note 4.6)	0	0
Additions from separate acquisitions		0
Disposals	0
Translation	0	0
Values at end of year	$ 586,000	$ 586,000	$ 586,000